Quarterly Holdings Report
for

Fidelity® Sustainability Bond Index Fund

November 30, 2020

SBI-QTLY-0121
1.9887290.102

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
1.65% 2/1/28	$100,000	$101,405
2.75% 6/1/31	150,000	159,347
3.5% 9/15/53 (a)	321,000	328,749
3.55% 9/15/55 (a)	254,000	259,951
3.65% 9/15/59 (a)	125,000	127,353
4.65% 6/1/44	20,000	24,015
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	172,401
Verizon Communications, Inc.:
1.5% 9/18/30	400,000	395,751
2.987% 10/30/56 (a)	123,000	130,097
3.376% 2/15/25	130,000	144,368
4% 3/22/50	38,000	47,336
4.016% 12/3/29	200,000	237,863
		2,128,636
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	51,835
2.65% 1/13/31	50,000	54,403
3.6% 1/13/51	20,000	23,675
3.8% 3/22/30	80,000	95,026
4.7% 3/23/50	20,000	27,893
6.2% 12/15/34	105,000	158,693
		411,525
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	49,942
1.1% 8/15/30	60,000	59,502
2.05% 8/15/50	60,000	58,239
		167,683
Media - 0.6%
CBS Corp. 4.95% 5/19/50	90,000	114,764
Comcast Corp.:
1.5% 2/15/31	100,000	99,431
1.95% 1/15/31	180,000	185,672
2.45% 8/15/52	100,000	98,200
2.65% 2/1/30	100,000	109,164
3.4% 4/1/30	30,000	34,658
3.45% 2/1/50	100,000	118,007
3.75% 4/1/40	10,000	12,134
4.7% 10/15/48	140,000	197,459
Discovery Communications LLC:
3.625% 5/15/30	69,000	78,649
4.65% 5/15/50	70,000	85,903
5.3% 5/15/49	20,000	26,130
		1,160,171
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc. 4.3% 2/15/48	100,000	127,189
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	530,000	586,116
3.875% 4/15/30 (a)	230,000	263,785
Vodafone Group PLC:
4.125% 5/30/25	120,000	137,322
4.375% 5/30/28	25,000	30,021
5% 5/30/38	43,000	56,210
5.125% 6/19/59	60,000	81,320
5.25% 5/30/48	20,000	27,210
		1,309,173

TOTAL COMMUNICATION SERVICES		5,177,188

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	360,000	366,844
Toyota Motor Corp. 2.358% 7/2/24	60,000	63,661
		430,505
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	78,691
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.3% 7/1/25	11,000	12,228
3.5% 7/1/27	20,000	22,872
3.6% 7/1/30	165,000	193,519
3.7% 1/30/26	155,000	176,040
4.2% 4/1/50	18,000	23,024
Starbucks Corp.:
2% 3/12/27	170,000	180,028
2.55% 11/15/30	100,000	107,991
3.8% 8/15/25	50,000	56,690
4.5% 11/15/48	32,000	41,579
		813,971
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	33,411
Specialty Retail - 0.5%
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	100,417
3% 10/15/50	60,000	64,442
3.1% 5/3/27	34,000	38,049
4.05% 5/3/47	62,000	76,171
4.5% 4/15/30	50,000	61,794
5.125% 4/15/50	20,000	29,292
The Home Depot, Inc.:
2.95% 6/15/29	280,000	316,852
4.5% 12/6/48	70,000	97,620
TJX Companies, Inc. 1.6% 5/15/31	125,000	125,598
		910,235
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	13,968
2.85% 3/27/30	20,000	22,644
3.375% 3/27/50	20,000	24,134
		60,746

TOTAL CONSUMER DISCRETIONARY		2,327,559

CONSUMER STAPLES - 1.3%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	108,352
5.085% 5/25/48	60,000	84,271
PepsiCo, Inc.:
1.4% 2/25/31	200,000	201,863
1.625% 5/1/30	83,000	85,553
2.375% 10/6/26	220,000	239,885
The Coca-Cola Co.:
1.45% 6/1/27	20,000	20,633
1.65% 6/1/30	10,000	10,294
2.5% 6/1/40	10,000	10,779
2.6% 6/1/50	10,000	10,595
2.75% 6/1/60	10,000	10,817
3.45% 3/25/30	60,000	70,696
4.2% 3/25/50	50,000	67,993
		921,731
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	379,948
Kroger Co. 4.65% 1/15/48	30,000	39,451
Sysco Corp.:
3.3% 2/15/50	50,000	52,738
5.65% 4/1/25	140,000	166,846
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	70,000	75,759
		714,742
Food Products - 0.3%
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,553
3.95% 3/15/25	100,000	112,618
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	33,463
4.85% 11/1/28	55,000	68,373
5.4% 11/1/48	22,000	31,649
General Mills, Inc.:
2.6% 10/12/22	50,000	51,972
2.875% 4/15/30	13,000	14,454
Kellogg Co. 4.3% 5/15/28	50,000	59,336
Kraft Heinz Foods Co. 3.95% 7/15/25	106,000	116,916
Tyson Foods, Inc.:
4% 3/1/26	40,000	46,225
5.1% 9/28/48	40,000	57,535
		601,094
Household Products - 0.2%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	53,576
3.1% 3/26/30	7,000	8,081
Procter & Gamble Co.:
3% 3/25/30	36,000	41,665
3.6% 3/25/50	180,000	244,958
		348,280

TOTAL CONSUMER STAPLES		2,585,847

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 3.337% 12/15/27	150,000	165,259
Halliburton Co.:
2.92% 3/1/30	80,000	81,907
5% 11/15/45	86,000	96,875
		344,041
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp. 4.375% 10/15/28	50,000	50,907
Chevron Corp.:
1.141% 5/11/23	30,000	30,599
1.554% 5/11/25	30,000	31,187
1.995% 5/11/27	30,000	31,775
2.236% 5/11/30	30,000	32,234
2.978% 5/11/40	30,000	33,250
3.078% 5/11/50	30,000	33,400
ConocoPhillips Co. 6.5% 2/1/39	95,000	144,863
Devon Energy Corp. 5% 6/15/45	200,000	224,561
Encana Corp. 6.5% 2/1/38	20,000	21,197
EOG Resources, Inc. 4.375% 4/15/30	390,000	475,279
Equinor ASA:
2.375% 5/22/30	230,000	245,420
3.625% 9/10/28	70,000	81,743
Exxon Mobil Corp.:
2.019% 8/16/24	170,000	178,375
3.043% 3/1/26	80,000	88,460
3.452% 4/15/51	190,000	216,031
Kinder Morgan, Inc.:
4.3% 3/1/28	183,000	212,169
5.55% 6/1/45	200,000	252,883
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	98,167
MPLX LP:
4.5% 4/15/38	48,000	53,185
4.875% 12/1/24	152,000	172,449
4.9% 4/15/58	50,000	55,322
Noble Energy, Inc. 4.95% 8/15/47	74,000	102,003
ONEOK, Inc. 7.5% 9/1/23	119,000	136,600
The Williams Companies, Inc. 3.75% 6/15/27	26,000	29,194
Total Capital International SA 3.127% 5/29/50	80,000	87,571
TransCanada PipeLines Ltd. 4.1% 4/15/30	300,000	350,517
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	20,000	22,008
3.95% 5/15/50 (a)	50,000	55,260
Valero Energy Corp. 3.4% 9/15/26	50,000	54,057
Williams Partners LP 4.3% 3/4/24	149,000	163,507
		3,764,173

TOTAL ENERGY		4,108,214

FINANCIALS - 9.9%
Banks - 5.6%
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	603,412
2.676% 6/19/41 (b)	100,000	104,395
3.004% 12/20/23 (b)	200,000	210,108
3.458% 3/15/25 (b)	120,000	130,237
3.55% 3/5/24 (b)	250,000	266,642
3.974% 2/7/30 (b)	35,000	41,035
4.083% 3/20/51 (b)	130,000	165,898
4.183% 11/25/27	95,000	109,623
4.271% 7/23/29 (b)	60,000	71,306
4.33% 3/15/50 (b)	50,000	65,969
Bank of Nova Scotia 4.5% 12/16/25	85,000	97,806
Barclays PLC:
2.852% 5/7/26 (b)	200,000	212,300
3.2% 8/10/21	200,000	203,731
3.932% 5/7/25 (b)	200,000	217,675
4.338% 5/16/24 (b)	400,000	431,649
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	190,000	214,741
2.976% 11/5/30 (b)	290,000	316,191
3.106% 4/8/26 (b)	110,000	119,571
3.142% 1/24/23 (b)	50,000	51,500
3.2% 10/21/26	191,000	211,887
4.65% 7/23/48	65,000	90,140
Fifth Third Bancorp 2.55% 5/5/27	100,000	108,049
HSBC Holdings PLC 4.292% 9/12/26 (b)	850,000	962,200
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	108,751
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	1,200,000	1,204,346
2.083% 4/22/26 (b)	20,000	20,952
2.525% 11/19/41 (b)	110,000	112,201
2.956% 5/13/31 (b)	50,000	54,397
3.559% 4/23/24 (b)	285,000	305,379
4.203% 7/23/29 (b)	30,000	35,650
4.452% 12/5/29 (b)	185,000	224,393
4.493% 3/24/31 (b)	200,000	245,185
4.95% 6/1/45	92,000	131,420
Lloyds Banking Group PLC 4.45% 5/8/25	200,000	228,723
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	213,967
3.455% 3/2/23	260,000	276,955
Mizuho Financial Group, Inc. 2.226% 5/25/26 (b)	400,000	419,478
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	42,000	41,741
2.875% 9/7/21	20,000	20,406
PNC Financial Services Group, Inc. 2.2% 11/1/24	80,000	84,709
Royal Bank of Canada 2.55% 7/16/24	100,000	106,862
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	200,000	216,691
4.519% 6/25/24 (b)	600,000	654,089
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	204,493
2.348% 1/15/25	200,000	211,489
3.936% 10/16/23	120,000	131,297
Truist Financial Corp. 1.2% 8/5/25	200,000	204,813
U.S. Bancorp:
1.375% 7/22/30	380,000	381,249
3.9% 4/26/28	94,000	111,949
Westpac Banking Corp.:
2.894% 2/4/30 (b)	100,000	104,304
4.11% 7/24/34 (b)	200,000	227,071
		11,289,025
Capital Markets - 1.3%
Bank of New York Mellon Corp. 0% 12/7/23	370,000	369,604
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	104,174
3.7% 5/30/24	100,000	107,350
4.25% 10/14/21	148,000	151,863
Goldman Sachs Group, Inc.:
3.691% 6/5/28 (b)	260,000	297,372
4.411% 4/23/39 (b)	90,000	115,471
6.75% 10/1/37	180,000	275,474
Intercontinental Exchange, Inc.:
1.85% 9/15/32	90,000	90,806
2.65% 9/15/40	90,000	92,673
3.75% 9/21/28	20,000	23,187
Morgan Stanley:
1.794% 2/13/32 (b)	70,000	70,480
2.699% 1/22/31 (b)	360,000	390,138
3.625% 1/20/27	268,000	306,248
3.737% 4/24/24 (b)	200,000	215,019
5.597% 3/24/51 (b)	50,000	80,705
Northern Trust Corp. 1.95% 5/1/30	50,000	52,499
		2,743,063
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	155,517
Ally Financial, Inc.:
3.05% 6/5/23	90,000	94,893
5.125% 9/30/24	250,000	286,722
5.8% 5/1/25	50,000	59,310
American Express Co.:
2.5% 7/30/24	124,000	132,121
3.4% 2/22/24	80,000	87,032
Discover Financial Services:
3.85% 11/21/22	141,000	150,182
4.5% 1/30/26	102,000	117,181
John Deere Capital Corp.:
3.35% 6/12/24	140,000	153,425
3.45% 3/7/29	60,000	69,864
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	516,305
3% 4/1/25	330,000	362,227
		2,184,779
Diversified Financial Services - 1.1%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,618
BP Capital Markets America, Inc.:
3% 2/24/50	180,000	185,920
3.216% 11/28/23	120,000	128,901
3.224% 4/14/24	100,000	107,956
3.796% 9/21/25	50,000	56,648
Brixmor Operating Partnership LP:
4.05% 7/1/30	12,000	13,539
4.125% 5/15/29	9,000	10,255
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	31,813
2.6% 11/15/29	20,000	22,038
3.4% 11/15/49	20,000	23,821
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	118,236
5% 4/20/48	16,000	21,188
Export Development Canada 2.625% 2/21/24	100,000	107,425
KfW:
2.375% 12/29/22	863,000	901,481
2.625% 2/28/24	230,000	247,363
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	32,509
		2,208,711
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	49,618
3.35% 5/3/26	144,000	162,542
Allstate Corp. 1.45% 12/15/30	230,000	228,664
American International Group, Inc.:
4.375% 6/30/50	50,000	64,845
4.5% 7/16/44	127,000	162,960
5.75% 4/1/48 (b)	60,000	67,650
Aon PLC 4.75% 5/15/45	68,000	93,909
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	76,678
Lincoln National Corp.:
3.8% 3/1/28	76,000	87,294
4.375% 6/15/50	80,000	99,410
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	48,580
MetLife, Inc.:
4.125% 8/13/42	60,000	76,692
4.55% 3/23/30	200,000	250,831
Progressive Corp. 4.2% 3/15/48	10,000	13,478
Prudential Financial, Inc. 4.35% 2/25/50	140,000	180,402
		1,663,553

TOTAL FINANCIALS		20,089,131

HEALTH CARE - 2.6%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24	10,000	10,688
2.95% 11/21/26	10,000	11,058
3.2% 11/21/29	20,000	22,676
3.6% 5/14/25	180,000	200,320
4.05% 11/21/39	10,000	12,122
4.7% 5/14/45	50,000	65,033
4.85% 6/15/44	310,000	411,381
4.875% 11/14/48	120,000	163,579
Amgen, Inc.:
3.375% 2/21/50	30,000	33,353
4.4% 5/1/45	90,000	114,563
Gilead Sciences, Inc.:
2.8% 10/1/50	110,000	110,496
3.65% 3/1/26	175,000	198,300
		1,353,569
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	152,971
3.363% 6/6/24	54,000	58,399
Danaher Corp. 2.6% 10/1/50	80,000	84,125
Medtronic, Inc. 4.375% 3/15/35	157,000	214,903
		510,398
Health Care Providers & Services - 0.9%
Aetna, Inc. 4.75% 3/15/44	40,000	51,076
Anthem, Inc.:
2.375% 1/15/25	190,000	201,914
3.65% 12/1/27	240,000	275,644
3.7% 9/15/49	10,000	11,956
4.101% 3/1/28	100,000	117,764
Cigna Corp.:
3.75% 7/15/23	16,000	17,321
4.125% 11/15/25	12,000	13,807
4.375% 10/15/28	20,000	24,034
4.8% 8/15/38	69,000	89,927
4.8% 7/15/46	60,000	79,883
4.9% 12/15/48	19,000	26,177
CVS Health Corp.:
2.7% 8/21/40	160,000	161,717
4.3% 3/25/28	150,000	176,411
4.78% 3/25/38	42,000	53,232
5.05% 3/25/48	60,000	81,063
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	25,708
2% 5/15/30	80,000	85,022
2.375% 8/15/24	50,000	53,268
2.9% 5/15/50	36,000	39,908
3.7% 8/15/49	20,000	25,283
6.875% 2/15/38	94,000	156,094
		1,767,209
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	165,093
Pharmaceuticals - 0.7%
AstraZeneca PLC 4.375% 8/17/48	66,000	90,234
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	164,251
3.25% 2/20/23	130,000	137,985
3.4% 7/26/29	50,000	58,355
4.125% 6/15/39	50,000	64,373
4.55% 2/20/48	70,000	98,008
Eli Lilly & Co. 2.25% 5/15/50	70,000	68,101
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	150,000	161,128
Johnson & Johnson:
0.55% 9/1/25	60,000	60,119
1.3% 9/1/30	60,000	60,266
2.1% 9/1/40	60,000	61,278
2.45% 9/1/60	60,000	62,875
Merck & Co., Inc.:
2.45% 6/24/50	180,000	187,614
2.9% 3/7/24	150,000	161,400
		1,435,987

TOTAL HEALTH CARE		5,232,256

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.3%
FedEx Corp.:
3.25% 4/1/26	152,000	170,108
3.8% 5/15/25	120,000	135,498
4.95% 10/17/48	78,000	106,562
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	72,841
5.3% 4/1/50	110,000	168,898
		653,907
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25 (a)	620,000	650,969
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	201,394
Waste Management, Inc. 2.5% 11/15/50	70,000	70,497
		271,891
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	137,000	143,211
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	86,000	93,628
2.65% 4/15/25	8,000	8,668
3.05% 4/15/30	7,000	7,991
3.7% 4/15/50	8,000	9,982
Roper Technologies, Inc.:
1% 9/15/25	30,000	30,171
1.4% 9/15/27	30,000	30,379
1.75% 2/15/31	30,000	30,138
2% 6/30/30	110,000	113,023
		323,980
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	40,085
1.1% 9/14/27	40,000	40,359
2.4% 8/9/26	140,000	151,520
Caterpillar, Inc. 3.25% 9/19/49	50,000	59,240
Deere & Co. 2.875% 9/7/49	80,000	90,046
Parker Hannifin Corp. 2.7% 6/14/24	60,000	64,311
		445,561
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC 3.05% 2/15/51	130,000	150,151
Canadian National Railway Co.:
2.45% 5/1/50	40,000	41,142
2.75% 3/1/26	141,000	155,320
CSX Corp. 4.5% 3/15/49	70,000	95,708
Norfolk Southern Corp. 2.9% 6/15/26	100,000	110,654
Union Pacific Corp.:
3.839% 3/20/60	132,000	162,308
3.95% 9/10/28	25,000	29,695
		744,978
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.75% 2/1/22	138,000	141,815
4.625% 10/1/28	52,000	57,862
		199,677

TOTAL INDUSTRIALS		3,434,174

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	204,034
Electronic Equipment & Components - 0.3%
Corning, Inc. 5.35% 11/15/48	20,000	28,331
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24(a)	144,000	158,332
4.9% 10/1/26 (a)	30,000	35,036
5.3% 10/1/29 (a)	80,000	96,641
8.1% 7/15/36 (a)	40,000	57,601
8.35% 7/15/46 (a)	134,000	194,526
		570,467
IT Services - 0.4%
Fiserv, Inc.:
3.5% 7/1/29	40,000	45,796
4.4% 7/1/49	120,000	158,949
IBM Corp.:
2.95% 5/15/50	100,000	107,786
3.45% 2/19/26	166,000	188,895
MasterCard, Inc.:
3.3% 3/26/27	13,000	14,816
3.35% 3/26/30	18,000	21,135
3.85% 3/26/50	15,000	19,574
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	20,796
2.3% 6/1/30	50,000	53,515
The Western Union Co. 2.85% 1/10/25	20,000	21,368
Visa, Inc.:
1.9% 4/15/27	43,000	45,482
2.05% 4/15/30	70,000	74,561
2.7% 4/15/40	50,000	55,407
		828,080
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	26,000	36,048
Intel Corp.:
2.45% 11/15/29	50,000	54,536
3.7% 7/29/25	140,000	158,235
Lam Research Corp. 2.875% 6/15/50	50,000	54,000
		302,819
Software - 0.8%
Microsoft Corp.:
2.525% 6/1/50	180,000	192,768
3.7% 8/8/46	276,000	356,588
Oracle Corp.:
2.5% 4/1/25	60,000	64,339
2.65% 7/15/26	242,000	263,960
2.95% 4/1/30	80,000	89,759
3.6% 4/1/50	310,000	360,707
3.85% 4/1/60	170,000	209,007
		1,537,128
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	200,000	200,106
1.25% 8/20/30	200,000	200,104
1.7% 9/11/22	120,000	123,135
2.95% 9/11/49	90,000	102,403
3.85% 5/4/43	177,000	227,730
HP, Inc. 6% 9/15/41	170,000	217,956
Xerox Corp. 4.5% 5/15/21	39,000	39,505
		1,110,939

TOTAL INFORMATION TECHNOLOGY		4,553,467

MATERIALS - 0.8%
Chemicals - 0.8%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	51,961
2.05% 5/15/30	20,000	21,344
2.8% 5/15/50	20,000	21,863
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	22,027
4.725% 11/15/28	20,000	24,499
Ecolab, Inc. 1.3% 1/30/31	125,000	124,313
LYB International Finance BV 4% 7/15/23	135,000	146,403
LYB International Finance II BV 3.5% 3/2/27	90,000	100,539
LYB International Finance III LLC:
3.375% 10/1/40	50,000	52,642
3.625% 4/1/51	50,000	53,986
Nutrien Ltd.:
3.95% 5/13/50	100,000	120,096
4.2% 4/1/29	6,000	7,197
5% 4/1/49	11,000	15,223
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	341,053
4.5% 6/1/47	54,000	71,761
The Dow Chemical Co.:
2.1% 11/15/30	100,000	102,071
3.15% 5/15/24	30,000	32,267
4.8% 5/15/49	40,000	52,002
5.55% 11/30/48	30,000	43,001
The Mosaic Co. 4.25% 11/15/23	131,000	142,768
		1,547,016
Containers & Packaging - 0.0%
International Paper Co. 4.35% 8/15/48	30,000	39,684
Metals & Mining - 0.0%
Newmont Corp. 5.45% 6/9/44	50,000	72,238

TOTAL MATERIALS		1,658,938

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.:
1.3% 9/15/25	40,000	40,679
2.1% 6/15/30	60,000	61,690
3.1% 6/15/50	60,000	62,187
Crown Castle International Corp.:
1.35% 7/15/25	23,000	23,366
2.25% 1/15/31	30,000	31,050
3.15% 7/15/23	100,000	106,485
ERP Operating LP 4.5% 7/1/44	50,000	65,164
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	224,307
Kimco Realty Corp.:
1.9% 3/1/28	110,000	110,512
2.8% 10/1/26	150,000	162,045
Simon Property Group LP:
2.65% 7/15/30	50,000	52,394
2.75% 6/1/23	75,000	78,900
3.375% 12/1/27	75,000	82,313
Ventas Realty LP 4.875% 4/15/49	80,000	98,793
Welltower, Inc. 3.95% 9/1/23	162,000	176,090
		1,375,975
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	29,863

TOTAL REAL ESTATE		1,405,838

UTILITIES - 1.1%
Electric Utilities - 0.6%
Appalachian Power Co. 4.5% 3/1/49	85,000	109,418
Commonwealth Edison Co. 4% 3/1/48	86,000	109,508
Eversource Energy 2.9% 10/1/24	70,000	75,560
Exelon Corp.:
3.4% 4/15/26	70,000	78,655
4.7% 4/15/50	42,000	56,692
FirstEnergy Corp.:
1.6% 1/15/26	25,000	24,318
2.25% 9/1/30	100,000	95,405
Interstate Power and Light Co. 2.3% 6/1/30	27,000	28,758
Northern States Power Co. 2.9% 3/1/50	110,000	121,214
Oncor Electric Delivery Co. LLC 0.55% 10/1/25 (a)	83,000	82,848
PPL Capital Funding, Inc.:
3.1% 5/15/26	80,000	88,888
4% 9/15/47	30,000	35,634
5% 3/15/44	80,000	104,370
PPL Electric Utilities Corp. 3% 10/1/49	30,000	33,318
Public Service Electric & Gas Co. 3.6% 12/1/47	87,000	105,625
Tampa Electric Co. 4.45% 6/15/49	35,000	46,198
		1,196,409
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 3.25% 6/1/25	200,000	215,482
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 3.85% 2/1/24	65,000	71,174
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	52,582
3.95% 4/1/50	130,000	160,053
NiSource, Inc.:
0.95% 8/15/25	100,000	99,949
1.7% 2/15/31	100,000	99,694
3.95% 3/30/48	52,000	64,091
Puget Energy, Inc. 4.1% 6/15/30 (a)	67,000	75,833
Sempra Energy:
3.4% 2/1/28	26,000	29,040
3.8% 2/1/38	30,000	34,904
4% 2/1/48	86,000	103,369
		790,689

TOTAL UTILITIES		2,202,580

TOTAL NONCONVERTIBLE BONDS
(Cost $49,006,915)		52,775,192

U.S. Government and Government Agency Obligations - 44.3%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$95,000	$94,662
0.5% 6/17/25	240,000	240,787
0.625% 4/22/25	82,000	82,896
0.75% 10/8/27	125,000	124,717
0.875% 8/5/30	83,000	81,261
1.625% 10/15/24	70,000	73,630
1.75% 7/2/24	220,000	231,495
2.875% 9/12/23	150,000	161,027
Federal Home Loan Bank:
0.375% 9/4/25	70,000	69,869
0.5% 4/14/25	105,000	105,479
1.5% 8/15/24	50,000	52,277
2.5% 2/13/24	80,000	85,761
3.25% 11/16/28	10,000	11,911
Freddie Mac:
0.25% 8/24/23	250,000	250,002
0.375% 7/21/25	160,000	159,524
0.375% 9/23/25	93,000	92,541
1.5% 2/12/25	120,000	125,597
2.375% 1/13/22	253,000	259,339

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,302,775

U.S. Treasury Obligations - 43.2%
U.S. Treasury Bonds:
1.125% 5/15/40	3,179,000	3,054,324
1.125% 8/15/40	1,990,000	1,906,980
1.25% 5/15/50	2,410,000	2,219,083
1.375% 8/15/50	741,000	704,066
1.625% 11/15/50	345,000	348,612
2% 2/15/50	140,000	154,268
2.25% 8/15/46	6,000	6,935
2.25% 8/15/49	198,000	229,804
2.375% 11/15/49	1,000	1,191
2.5% 2/15/45	410,000	494,931
2.5% 2/15/46	89,000	107,669
2.5% 5/15/46	83,000	100,420
2.75% 8/15/42	41,000	51,466
2.75% 11/15/42	4,000	5,018
2.75% 11/15/47	23,000	29,249
2.875% 5/15/43	177,000	226,581
2.875% 8/15/45	165,000	212,476
2.875% 5/15/49	12,000	15,708
3% 5/15/42	13,000	16,935
3% 11/15/44	667,000	873,952
3% 5/15/45	1,528,000	2,006,574
3% 11/15/45	188,000	247,573
3% 5/15/47	87,000	115,336
3% 2/15/48	4,000	5,318
3% 8/15/48	28,000	37,319
3% 2/15/49	20,000	26,732
3.125% 11/15/41	75,000	99,337
3.125% 2/15/43	185,000	245,848
3.125% 8/15/44	948,000	1,265,691
3.125% 5/15/48	57,000	77,513
3.375% 5/15/44	198,000	274,215
3.375% 11/15/48	32,000	45,549
3.625% 8/15/43	332,000	474,734
3.625% 2/15/44	136,000	194,958
3.75% 8/15/41	48,000	69,053
3.75% 11/15/43	597,000	869,988
3.875% 8/15/40	20,000	29,029
4.375% 11/15/39	24,000	36,752
4.375% 5/15/40	45,000	69,230
4.5% 2/15/36	156,000	231,526
4.5% 5/15/38	95,000	145,254
5% 5/15/37	10,000	15,856
U.S. Treasury Notes:
0.125% 4/30/22	2,522,000	2,522,099
0.125% 5/31/22	2,170,000	2,169,746
0.125% 6/30/22	1,528,000	1,527,761
0.125% 7/31/22	2,213,000	2,212,308
0.125% 9/30/22	1,348,000	1,347,631
0.125% 10/31/22	745,000	744,709
0.125% 5/15/23	261,000	260,745
0.125% 7/15/23	2,064,000	2,061,178
0.125% 8/15/23	1,059,000	1,057,552
0.125% 9/15/23	27,000	26,956
0.125% 10/15/23	253,000	252,545
0.25% 4/15/23	471,000	471,957
0.25% 6/15/23	2,855,000	2,860,576
0.25% 5/31/25	918,000	915,060
0.25% 6/30/25	1,683,000	1,676,623
0.25% 7/31/25	2,639,000	2,628,279
0.25% 8/31/25	753,000	749,647
0.25% 9/30/25	1,104,000	1,098,566
0.25% 10/31/25	1,359,000	1,351,886
0.375% 3/31/22	1,026,000	1,029,206
0.375% 4/30/25	663,000	664,709
0.375% 7/31/27	1,248,000	1,231,133
0.375% 9/30/27	1,572,000	1,547,929
0.5% 3/31/25	729,000	734,980
0.5% 5/31/27	1,798,000	1,790,344
0.5% 6/30/27	1,226,000	1,220,062
0.5% 8/31/27	537,000	533,686
0.5% 10/31/27	289,000	286,742
0.625% 3/31/27	808,000	812,135
0.625% 5/15/30	1,377,000	1,352,687
0.625% 8/15/30	1,254,000	1,228,724
0.875% 11/15/30	894,000	896,095
1.125% 7/31/21	29,000	29,199
1.125% 9/30/21	209,000	210,763
1.125% 2/28/22	674,000	682,530
1.125% 2/28/25	328,000	339,403
1.125% 2/28/27	54,000	55,962
1.25% 3/31/21	173,000	173,656
1.25% 8/31/24	511,000	529,903
1.375% 1/31/22	1,593,000	1,616,086
1.375% 2/15/23	479,000	491,798
1.375% 1/31/25	956,000	998,609
1.375% 8/31/26	476,000	500,469
1.5% 8/31/21	190,000	191,952
1.5% 9/30/21	219,000	221,532
1.5% 10/31/21	81,000	82,025
1.5% 11/30/21	673,000	682,306
1.5% 8/15/22	299,000	305,891
1.5% 9/15/22	69,000	70,663
1.5% 9/30/24	905,000	947,634
1.5% 10/31/24	556,000	582,562
1.5% 11/30/24	573,000	600,799
1.5% 8/15/26	574,000	607,521
1.5% 1/31/27	431,000	456,658
1.5% 2/15/30	270,000	286,959
1.625% 6/30/21	24,000	24,216
1.625% 12/31/21	944,000	959,414
1.625% 8/31/22	180,000	184,627
1.625% 11/15/22	706,000	726,270
1.625% 12/15/22	243,000	250,290
1.625% 9/30/26	463,000	493,493
1.625% 10/31/26	215,000	229,244
1.625% 11/30/26	136,000	145,042
1.625% 8/15/29	901,000	967,308
1.75% 7/31/21	68,000	68,746
1.75% 6/15/22	173,000	177,271
1.75% 7/15/22	551,000	565,356
1.75% 6/30/24	251,000	264,511
1.75% 7/31/24	661,000	697,252
1.75% 12/31/24	707,000	748,951
1.75% 12/31/26	188,000	202,019
1.75% 11/15/29	85,000	92,252
1.875% 7/31/22	90,000	92,591
1.875% 6/30/26	88,000	94,933
1.875% 7/31/26	238,000	256,901
2% 10/31/22	7,000	7,247
2% 5/31/24	108,000	114,661
2% 11/15/26	110,000	119,720
2.125% 5/31/21	281,000	283,832
2.125% 5/15/22	168,000	172,837
2.125% 12/31/22	140,000	145,715
2.125% 3/31/24	269,000	285,981
2.25% 3/31/21	84,000	84,600
2.25% 4/15/22	255,000	262,431
2.25% 4/30/24	309,000	330,268
2.25% 3/31/26	92,000	100,920
2.25% 2/15/27	134,000	148,169
2.25% 8/15/27	535,000	593,975
2.25% 11/15/27	100,000	111,262
2.375% 4/15/21	10,000	10,083
2.375% 3/15/22	234,000	240,755
2.375% 2/29/24	867,000	927,622
2.375% 5/15/27	22,000	24,558
2.375% 5/15/29	276,000	312,958
2.5% 12/31/20	54,000	54,104
2.5% 2/28/21	141,000	141,814
2.5% 1/15/22	743,000	762,620
2.5% 2/15/22	636,000	654,285
2.5% 3/31/23	163,000	171,850
2.5% 1/31/24	495,000	530,849
2.625% 5/15/21	138,000	139,596
2.625% 7/15/21	35,000	35,544
2.625% 12/15/21	470,000	482,227
2.625% 6/30/23	10,000	10,631
2.625% 12/31/23	800,000	859,531
2.625% 12/31/25	5,000	5,564
2.625% 2/15/29	57,000	65,648
2.75% 5/31/23	142,000	151,114
2.75% 7/31/23	232,000	247,914
2.75% 8/31/23	85,000	90,980
2.75% 6/30/25	82,000	91,007
2.75% 2/15/28	492,000	565,704
2.875% 10/15/21	222,000	227,316
2.875% 11/15/21	157,000	161,127
2.875% 9/30/23	177,000	190,448
2.875% 10/31/23	712,000	767,681
2.875% 11/30/23	244,000	263,558
2.875% 5/31/25	10,000	11,138
2.875% 11/30/25	31,000	34,837
2.875% 5/15/28	323,000	375,311
2.875% 8/15/28	889,000	1,035,754
3% 10/31/25	74,000	83,499
3.125% 11/15/28	155,000	184,099

TOTAL U.S. TREASURY OBLIGATIONS		87,186,220

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,893,601)		89,488,995

U.S. Government Agency - Mortgage Securities - 29.7%
Fannie Mae - 11.1%
2% 12/1/35	1,299,970	1,353,230
2.5% 9/1/31 to 9/1/50	3,514,948	3,678,236
3% 8/1/32 to 7/1/50	7,317,924	7,710,820
4% 6/1/34 to 10/1/49	2,921,538	3,128,718
4.5% 1/1/48 to 7/1/49	1,185,406	1,284,829
5% 4/1/25 to 12/1/49	456,389	505,443
5.5% 1/1/49	165,709	186,567
3.5% 6/1/21 to 2/1/50	4,316,615	4,573,867

TOTAL FANNIE MAE		22,421,710

Freddie Mac - 5.2%
2.5% 3/1/33 to 10/1/50	3,618,135	3,796,446
3% 11/1/26 to 4/1/50	1,168,774	1,229,265
3.5% 9/1/33 to 1/1/50	2,301,910	2,435,352
4% 2/1/34 to 8/1/49	1,697,424	1,817,840
4.5% 8/1/48 to 4/1/50	697,077	755,591
5% 2/1/49 to 5/1/50	258,295	285,557
5.5% 6/1/49	158,795	177,612

TOTAL FREDDIE MAC		10,497,663

Ginnie Mae - 6.6%
2% 12/1/50 (d)	100,000	104,604
2% 12/1/50 (d)	300,000	313,813
2.5% 3/20/50 to 10/20/50	1,478,980	1,558,646
2.5% 12/1/50 (d)	200,000	210,660
2.5% 12/1/50 (d)	100,000	105,330
2.5% 12/1/50 (d)	50,000	52,665
2.5% 12/1/50 (d)	50,000	52,665
2.5% 12/1/50 (d)	100,000	105,330
2.5% 1/1/51 (d)	100,000	105,100
2.5% 1/1/51 (d)	50,000	52,550
3% 7/20/42 to 8/20/50	3,231,903	3,386,045
3% 12/1/50 (d)	200,000	208,733
3% 12/1/50 (d)	200,000	208,733
3% 12/1/50 (d)	200,000	208,733
3.5% 2/20/46 to 3/20/50	3,170,495	3,367,035
3.5% 12/1/50 (d)	200,000	211,237
4% 4/20/47 to 3/20/50	1,581,443	1,687,761
4% 12/1/50 (d)	100,000	106,307
4.5% 8/20/48 to 2/20/50	698,767	754,721
4.5% 12/1/50 (d)	100,000	107,293
5% 12/20/47 to 3/20/50	255,483	281,210
5.5% 12/20/48	42,344	47,098

TOTAL GINNIE MAE		13,236,269

Uniform Mortgage Backed Securities - 6.8%
2% 12/1/35 (d)	400,000	416,411
2% 12/1/50 (d)	500,000	519,387
2% 12/1/50 (d)	700,000	727,142
2% 12/1/50 (d)	1,950,000	2,025,609
2% 12/1/50 (d)	750,000	779,080
2% 12/1/50 (d)	200,000	207,755
2% 12/1/50 (d)	750,000	779,080
2% 12/1/50 (d)	100,000	103,877
2% 12/1/50 (d)	250,000	259,693
2% 12/1/50 (d)	1,500,000	1,558,160
2% 12/1/50 (d)	100,000	103,877
2% 1/1/51 (d)	950,000	984,683
2% 1/1/51 (d)	250,000	259,127
2% 1/1/51 (d)	1,600,000	1,658,413
2.5% 12/1/35 (d)	100,000	103,953
2.5% 12/1/35 (d)	100,000	103,953
2.5% 12/1/50 (d)	300,000	314,320
2.5% 12/1/50 (d)	200,000	209,547
3% 12/1/35 (d)	100,000	104,680
3% 12/1/50 (d)	100,000	104,469
3% 12/1/50 (d)	350,000	365,641
3% 12/1/50 (d)	350,000	365,641
3% 12/1/50 (d)	300,000	313,407
3.5% 12/1/50 (d)	500,000	527,383
3.5% 12/1/50 (d)	300,000	316,430
4% 12/1/50 (d)	300,000	320,098
4.5% 12/1/50 (d)	100,000	108,352
5% 12/1/50 (d)	100,000	110,613

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		13,750,781

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $59,087,873)		59,906,423

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$14,132	$14,373
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	17,693
TOTAL ASSET-BACKED SECURITIES
(Cost $29,123)		32,066

Commercial Mortgage Securities - 1.3%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	108,967
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	87,223
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	122,528
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	143,351
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	56,173
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	71,253
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,876	125,718
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	80,653
Class A5, 3.0161% 9/15/52	75,000	82,979
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	218,101
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	265,494
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	204,664
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	206,198
Series K057 Class A2, 2.57% 7/25/26	80,000	87,575
Series K080 Class A2, 3.926% 7/25/28	60,000	72,173
Series K-1510 Class A2, 3.718% 1/25/31	41,000	48,701
Series K068 Class A2, 3.244% 8/25/27	70,000	80,122
Series K094 Class A2, 2.903% 6/25/29	110,000	125,226
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	110,957
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	109,431
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	32,599
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	82,760
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	29,541
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	77,148
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,489,677)		2,629,535

Municipal Securities - 0.1%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	60,000	104,743
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	85,275
TOTAL MUNICIPAL SECURITIES
(Cost $168,403)		190,018

Foreign Government and Government Agency Obligations - 2.1%
Alberta Province 2.95% 1/23/24	$110,000	$118,660
Chilean Republic 3.25% 9/14/21	134,000	136,889
Colombian Republic 4.5% 3/15/29	200,000	227,250
Hungarian Republic:
5.375% 2/21/23	134,000	147,735
5.375% 3/25/24	32,000	36,510
Indonesian Republic 2.85% 2/14/30	400,000	434,000
Israeli State 3.375% 1/15/50	100,000	110,404
Italian Republic 2.375% 10/17/24	200,000	210,207
Manitoba Province 2.6% 4/16/24	180,000	192,933
Ontario Province:
1.125% 10/7/30	65,000	64,271
2.3% 6/15/26	107,000	116,187
Panamanian Republic:
3.16% 1/23/30	400,000	438,375
4% 9/22/24	120,000	131,400
Peruvian Republic:
1.862% 12/1/32	120,000	118,800
2.78% 12/1/60	30,000	29,595
7.35% 7/21/25	113,000	143,969
Polish Government:
3.25% 4/6/26	53,000	59,741
5% 3/23/22	136,000	144,288
Province of Quebec 2.375% 1/31/22	350,000	358,750
United Mexican States:
3.25% 4/16/30	200,000	212,700
3.75% 1/11/28	200,000	221,000
3.771% 5/24/61	250,000	249,125
4% 10/2/23	128,000	139,280
Uruguay Republic 4.375% 1/23/31	128,116	154,820
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,007,430)		4,196,889

Supranational Obligations - 1.5%
Asian Development Bank:
2.5% 11/2/27	156,000	174,311
2.75% 3/17/23	540,000	570,996
European Investment Bank:
1.375% 5/15/23	320,000	328,922
2% 12/15/22	470,000	487,033
2.25% 6/24/24	50,000	53,448
2.875% 8/15/23	90,000	96,376
3.125% 12/14/23	90,000	97,786
Inter-American Development Bank:
0.625% 7/15/25	125,000	125,915
1.75% 3/14/25	66,000	69,681
2.25% 6/18/29	30,000	33,225
3.125% 9/18/28	60,000	70,244
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	129,635
0.5% 10/28/25	145,000	145,239
0.75% 8/26/30	70,000	68,565
0.875% 5/14/30	67,000	66,522
1.5% 8/28/24	50,000	52,157
1.625% 1/15/25	63,000	66,090
1.875% 6/19/23	20,000	20,825
2.5% 3/19/24	120,000	128,660
2.75% 7/23/21	130,000	132,145
International Finance Corp. 0.75% 8/27/30	40,000	39,184
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,853,082)		2,956,959

Bank Notes - 0.1%
RBS Citizens NA 2.25% 4/28/25
(Cost $279,834)	279,000	296,137
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.09% (e)
(Cost $7,413,203)	7,411,803	7,413,285
TOTAL INVESTMENT IN SECURITIES - 108.9%
(Cost $212,229,141)		219,885,499
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(17,929,655)
NET ASSETS - 100%		$201,955,844

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(100,000)	$(105,330)
2.5% 12/1/50	(50,000)	(52,665)

TOTAL GINNIE MAE		(157,995)

Uniform Mortgage Backed Securities
2% 12/1/50	(100,000)	(103,877)
2% 12/1/50	(950,000)	(986,835)
2% 12/1/50	(200,000)	(207,755)
2% 12/1/50	(750,000)	(779,080)
2% 12/1/50	(250,000)	(259,693)
2% 12/1/50	(1,600,000)	(1,662,038)
2% 12/1/50	(250,000)	(259,693)
2% 12/1/50	(1,500,000)	(1,558,160)
2.5% 12/1/50	(500,000)	(523,867)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,340,998)

TOTAL TBA SALE COMMITMENTS
(Proceeds $(6,473,829))		$(6,498,993)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,125,105 or 1.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,133
Fidelity Securities Lending Cash Central Fund	1
Total	$1,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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